Revenue Recognition (Notes)	12 Months Ended
Apr. 30, 2018
Revenue from Contract with Customer [Abstract]
Revenue Recognition
NOTE 16: REVENUE RECOGNITION
The majority of our revenues are from our U.S. business. The following table disaggregates our U.S. revenues by major service line, with all international businesses included in a single line and consists primarily of tax preparation revenues:

(in 000s)
Year ended April 30,	2018	2017	2016
REVENUES :
U.S. assisted tax preparation fees	$1,947,160	$1,902,212	$1,890,175
U.S. royalties	245,444	250,270	249,433
U.S. DIY tax preparation fees	243,159	219,123	234,341
International revenues	227,266	210,320	213,400
Revenues from Refund Transfers	171,959	148,212	162,560
Revenues from Emerald Card®	102,640	95,221	92,608
Revenues from Peace of Mind® Extended Service Plan	101,572	92,820	86,830
Revenues from Tax Identity Shield®	28,823	21,054	7,641
Interest and fee income on Emerald Advance	56,986	57,022	57,268
Other	34,922	40,060	43,897
	$3,159,931	$3,036,314	$3,038,153

We defer revenues and incremental wages related to our POM and TIS programs. We also defer commissions paid to our franchisees and other costs related to the TIS program. The deferred wages and costs are amortized using the same method revenues are recognized.

						(in 000s)
POM	Deferred Revenue			Deferred Wages
Year ended April 30,	2018	2017	2016	2018	2017	2016
Balance, beginning of the period	$211,223	$204,342	$189,779	$31,344	$30,105	$28,095
Amounts deferred	122,650	120,691	119,915	18,148	17,442	17,397
Amounts recognized on previous deferrals	(115,599)	(113,810)	(105,352)	(16,809)	(16,203)	(15,387)
Balance, end of the period	$218,274	$211,223	$204,342	$32,683	$31,344	$30,105

As of April 30, 2018, current deferred revenue related to POM was $116.9 million, which will be recognized over the next twelve months, while the remaining balance will be recognized over the following sixty months.
As of April 30, 2018, 2017, 2016 and 2015, deferred revenue balances of $36.4 million, $20.6 million, $18.5 million, and $7.6 million, respectively, related to TIS. For the years ended April 30, 2018, 2017 and 2016, all revenues deferred as of the beginning of the year were recognized during the fiscal year. As of April 30, 2018 and 2017, TIS deferred costs were $4.5 million and $3.1 million, respectively. We did not have any deferred costs recorded for prior periods. For the year ended April 30, 2018, we recognized deferred costs of $3.2 million. All deferred revenues and costs as of April 30, 2018 related to TIS will be recognized within fiscal year 2019.
A significant portion of our accounts receivable balances, with the exception of those related to EAs, are subject to this new guidance. The majority of our services and products must be paid for at the time of service unless an RT is purchased and therefore, no receivable is recorded. Generally the prices of our services and products are fixed and determinable at the time of sale. For our RT product, we record a receivable for our fees which are then collected at the time the IRS issues the client’s refund. Our receivables from contracts with customers are generally collected on a periodic basis during and subsequent to the tax season. See note 3 for our accounts receivable balances.